Consolidated Statements of Operations (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Gain (loss) on sale of discontinued operation, before tax	$ (42.0)	$ 488.8	$ 104.4
Gain (loss) on sale of discontinued operation, tax	(14.0)	69.8	36.5
Hardware & Home Improvement
Gain (loss) on sale of discontinued operation, before tax		384.7
Gain (loss) on sale of discontinued operation, tax		$ 25.8